INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 14,386
Cost at end of year	11,767	$ 14,386
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(1,309)	(880)
Non-cash disposals	216	0
Disposals	0	12
Amortization	(458)	(450)
Foreign currency translation	85	9
Cost at end of year	$ (1,466)	$ (1,309)